INTEREST EXPENSES, NET - Schedule of Interest Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Interest Expense, Operating and Nonoperating [Abstract]
Interest expense	$ (137,459)	$ (72,634)
Interest income	884	8,046
Total interest expense, net	$ (136,575)	$ (64,588)